Long-term investments (Details) ¥ in Thousands				12 Months Ended
	May 31, 2022 CNY (¥)	Mar. 31, 2022 CNY (¥) item	Mar. 31, 2021 CNY (¥) item	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Equity method investments
Impairment of long-term investments				¥ 0	¥ 0	¥ 0
Carrying value of equity method investments				12,423	11,442
Share of loss from equity method investments				(51)	5,473	23,502
Carrying value of the equity investment				58,464	30,000
Fair value of equity interests				66,470
Long-term investment income/(loss), net
Equity method investments
Re-measurement gain of equity investments				18,500	0
Loss from change in fair value				2,500
36Kr Global Holding (HK) Limited
Equity method investments
Share of loss from equity method investments				100	5,500	¥ 23,500
Beijing Sharetimes Technology Co., Ltd.
Equity method investments
Re-measurement gain of equity investments	¥ 18,500
Percentage of investment held			1.64%
Number of investors | item			3
Purchase of short-term investments			¥ 30,000
Carrying value of the equity investment				¥ 48,500	¥ 30,000
Hangzhou Jialin
Equity method investments
Percentage of investment held		7.273%
Number of investors | item		1
Percentage of equity interest transferred as consideration for investment		100
Fair value of equity interests		¥ 40,000
Gain arising from such investment and disposal		¥ 38,000